Income Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 193,778	$ 60,144	$ 821
Income tax of changes in cash flow hedge transactions	(845)	894	(1,292)
Deferred tax of actuarial gains (losses) from defined benefit plans			(896)
Total increases (decreases) for deferred taxes of other comprehensive income from discontinued operations			(27)
Components of other comprehensive income	$ 192,933	$ 61,038	$ (1,394)